PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 85.0% of Net Assets
Non-Convertible Bonds – 78.8%
	ABS Home Equity – 0.2%
$ 135,615	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.440%, 9/19/2045(a)	$104,163
100,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	99,763

		203,926

	Aerospace & Defense – 4.3%
30,000	Boeing Co. (The), 3.250%, 2/01/2035	29,074
155,000	Boeing Co. (The), 3.375%, 6/15/2046(c)	137,065
45,000	Boeing Co. (The), 3.500%, 3/01/2039(c)	43,212
20,000	Boeing Co. (The), 3.550%, 3/01/2038	19,341
105,000	Boeing Co. (The), 3.625%, 3/01/2048(c)	96,928
30,000	Boeing Co. (The), 3.650%, 3/01/2047	27,559
60,000	Boeing Co. (The), 3.750%, 2/01/2050(c)	57,305
5,000	Boeing Co. (The), 3.825%, 3/01/2059	4,652
10,000	Boeing Co. (The), 3.850%, 11/01/2048	9,650
15,000	Boeing Co. (The), 3.900%, 5/01/2049	14,554
1,065,000	Boeing Co. (The), 5.150%, 5/01/2030(c)	1,226,609
10,000	Boeing Co. (The), 5.705%, 5/01/2040	12,237
630,000	Boeing Co. (The), 5.805%, 5/01/2050(c)	793,139
50,000	Boeing Co. (The), 5.930%, 5/01/2060(c)	64,156
260,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	260,000
370,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	385,263
95,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	98,576
140,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	145,915
263,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A(c)	309,075
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	61,200
350,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	343,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 190,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	$204,383
235,000	TransDigm, Inc., 4.625%, 1/15/2029, 144A	231,722
100,000	TransDigm, Inc., 5.500%, 11/15/2027	103,513
450,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	477,090
69,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	68,934

		5,224,152

	Airlines – 1.1%
30,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	29,475
160,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	197,918
225,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	234,155
255,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	271,231
200,000	Delta Air Lines, Inc., 7.375%, 1/15/2026(c)	233,859
260,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyality Ltd., 5.750%, 1/20/2026, 144A	276,276
70,000	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	72,684

		1,315,598

	Automotive – 2.0%
105,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	113,006
75,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	77,156
1,510,000	Ford Motor Co., 9.000%, 4/22/2025	1,828,784
105,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	108,019
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	118,122
40,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	40,120
100,000	PM General Purchaser LLC, 9.500%, 10/01/2028, 144A	106,750
65,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	67,113
40,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	44,888

		2,503,958

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Banking – 0.9%
$400,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	$426,756
265,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	297,009
400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A(c)	423,975

		1,147,740

	Building Materials – 1.9%
20,000	Boise Cascade Co., 4.875%, 7/01/2030, 144A	20,950
265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	277,866
270,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	263,520
285,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	308,230
200,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	204,040
125,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	133,125
50,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	52,553
315,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	311,062
240,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A(c)	253,800
55,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	56,650
195,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	188,906
45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	46,969
165,000	U.S. Concrete, Inc., 5.125%, 3/01/2029, 144A	169,950
30,000	White Cap Buyer LLC, 6.875%, 10/15/2028, 144A	31,851

		2,319,472

	Cable Satellite – 3.9%
210,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	207,361
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	81,481
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	601,194
835,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	865,269
505,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	541,612
205,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	218,272

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 420,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	$413,118
150,000	DISH DBS Corp., 7.375%, 7/01/2028	157,358
290,000	DISH DBS Corp., 7.750%, 7/01/2026	320,083
235,000	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(d)	235,070
70,000	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(d)	57,750
185,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	195,351
165,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	173,755
225,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	224,719
200,000	Ziggo BV, 4.875%, 1/15/2030, 144A	204,616
296,000	Ziggo BV, 5.500%, 1/15/2027, 144A	308,210

		4,805,219

	Chemicals – 0.8%
125,000	Chemours Co. (The), 5.375%, 5/15/2027	132,500
330,000	Hercules LLC, 6.500%, 6/30/2029	352,961
140,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	150,535
20,000	Methanex Corp., 5.125%, 10/15/2027	20,450
20,000	Methanex Corp., 5.250%, 12/15/2029	20,629
65,000	Methanex Corp., 5.650%, 12/01/2044	64,675
185,000	Olin Corp., 5.000%, 2/01/2030	193,785
65,000	Olin Corp., 5.125%, 9/15/2027	67,275
5,000	Olin Corp., 5.625%, 8/01/2029	5,393

		1,008,203

	Consumer Cyclical Services – 4.1%
95,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	95,000
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	36,050
540,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	562,135
10,000	QVC, Inc., 4.450%, 2/15/2025	10,525

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$ 10,000	QVC, Inc., 4.850%, 4/01/2024	$10,730
330,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	325,463
185,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	201,983
80,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027, 144A	88,599
240,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	281,400
200,000	Staples, Inc., 7.500%, 4/15/2026, 144A	210,950
730,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	795,116
725,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	800,821
1,485,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,607,512

		5,026,284

	Consumer Products – 0.4%
160,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	160,560
115,000	Mattel, Inc., 5.875%, 12/15/2027, 144A	126,249
65,000	Newell Brands, Inc., 4.875%, 6/01/2025	71,744
175,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	183,503

		542,056

	Diversified Manufacturing – 0.4%
200,000	Vertical U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	209,375
215,000	WESCO Distribution, Inc., 7.250%, 6/15/2028, 144A	240,025

		449,400

	Electric – 0.6%
510,000	Calpine Corp., 5.125%, 3/15/2028, 144A	512,371
140,000	PG&E Corp., 5.000%, 7/01/2028	147,907
25,000	PG&E Corp., 5.250%, 7/01/2030	26,500
110,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	98,450

		785,228

	Environmental – 0.1%
175,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	169,313

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Finance Companies – 3.0%
$ 180,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 7/15/2025(c)	$209,840
260,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	272,350
655,000	Navient Corp., 4.875%, 3/15/2028	641,082
170,000	Navient Corp., 5.000%, 3/15/2027	170,425
400,000	Navient Corp., 6.750%, 6/25/2025	434,300
320,000	OneMain Finance Corp., 7.125%, 3/15/2026	369,072
170,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	169,585
490,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	514,500
380,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	365,750
620,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	596,750

		3,743,654

	Financial Other – 1.3%
175,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	171,012
1,030,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,063,475
225,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	221,906
120,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	124,500

		1,580,893

	Food & Beverage – 1.8%
45,000	Aramark Services, Inc., 4.750%, 6/01/2026	46,260
65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	67,454
230,000	Aramark Services, Inc., 6.375%, 5/01/2025, 144A	243,800
324,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	340,960
325,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	308,994
120,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	125,491
270,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	289,359
110,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	117,788

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Food & Beverage – continued
$ 140,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food,Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	$141,228
120,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	120,848
140,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	142,800
205,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	205,000

		2,149,982

	Gaming – 3.8%
375,000	Boyd Gaming Corp., 4.750%, 12/01/2027	382,211
220,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	234,523
435,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	479,694
295,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	296,087
100,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, 7/01/2025, 144A	105,530
200,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	205,516
220,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	229,460
200,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	202,750
205,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	212,114
255,000	MGM Resorts International, 5.500%, 4/15/2027	274,125
65,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	64,038
410,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	438,130
280,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	303,800
200,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	200,740
230,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	246,100
370,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	390,905
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	256,250
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	168,878

		4,690,851

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Government Owned - No Guarantee – 0.4%
$ 340,000	Petroleos Mexicanos, 5.950%, 1/28/2031(c)	$326,400
280,000	YPF S.A., 6.950%, 7/21/2027, 144A	169,750

		496,150

	Healthcare – 4.7%
185,000	CHS/Community Health Systems, Inc., 6.000%, 1/15/2029, 144A	195,637
435,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	455,662
195,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	204,140
235,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	254,105
95,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/2024, 144A	99,660
240,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	228,895
155,000	Encompass Health Corp., 4.500%, 2/01/2028	158,739
300,000	Encompass Health Corp., 4.750%, 2/01/2030	308,610
525,000	HCA, Inc., 5.375%, 9/01/2026	593,092
60,000	HCA, Inc., 5.875%, 2/15/2026	68,775
160,000	HCA, Inc., 7.050%, 12/01/2027	192,400
145,000	HCA, Inc., 7.500%, 11/06/2033	193,268
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	677,225
270,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	265,950
40,000	ModivCare, Inc., 5.875%, 11/15/2025, 144A	42,100
230,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	224,250
75,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	77,719
75,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	79,707
100,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	102,220
100,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	102,498
685,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	714,969
355,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	374,832

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Healthcare – continued
$ 95,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	$98,563

		5,713,016

	Home Construction – 1.1%
215,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S Corp., 4.875%, 2/15/2030, 144A	215,145
75,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.250%, 9/15/2027, 144A	78,281
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)(f)(g)	—
100,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	105,375
230,000	KB Home, 4.800%, 11/15/2029	240,925
165,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	164,027
195,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030, 144A	207,187
185,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	203,787
90,000	Tri Pointe Homes, Inc., 5.700%, 6/15/2028	99,469

		1,314,196

	Independent Energy – 6.4%
210,000	Antero Resources Corp., 7.625%, 2/01/2029, 144A	223,650
35,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	38,588
190,000	Apache Corp., 4.250%, 1/15/2030	185,069
105,000	Apache Corp., 4.250%, 1/15/2044	94,499
115,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	114,928
155,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	140,662
45,000	California Resources Corp., 7.125%, 2/01/2026, 144A	45,797
195,000	Centennial Resource Production LLC, 8.000%, 6/01/2025, 144A	198,900
45,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	46,840
105,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	107,625
185,000	Continental Resources, Inc., 3.800%, 6/01/2024(c)	189,625
30,000	Continental Resources, Inc., 4.375%, 1/15/2028	31,545
160,000	Continental Resources, Inc., 4.900%, 6/01/2044(c)	160,003

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$ 50,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A(c)	$56,493
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.500%, 1/30/2026, 144A	31,134
50,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/2025, 144A	53,437
165,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	166,168
85,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	86,243
5,000	EQT Corp., 5.000%, 1/15/2029	5,350
55,000	EQT Corp., 7.625%, 2/01/2025	63,299
225,000	EQT Corp., 8.500%, 2/01/2030	286,942
70,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 2/01/2029, 144A	70,612
65,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.000%, 2/01/2031, 144A	65,975
205,000	Indigo Natural Resources LLC, 5.375%, 2/01/2029, 144A	201,968
85,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	92,855
125,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	136,817
115,000	Matador Resources Co., 5.875%, 9/15/2026	111,981
125,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	125,312
130,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	136,175
85,000	Murphy Oil Corp., 6.375%, 7/15/2028	85,062
130,000	Murphy Oil Corp., 6.375%, 12/01/2042	118,300
140,000	Murphy Oil Corp., 6.875%, 8/15/2024	143,150
130,000	Northern Oil and Gas, Inc., 8.125%, 3/01/2028, 144A	129,252
590,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	583,534
40,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	37,638
20,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	19,420
620,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	613,800
155,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	145,436
50,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	40,064

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$ 60,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	$48,756
145,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	153,352
225,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	240,480
85,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	99,246
40,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	47,051
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	130,350
215,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	271,115
190,000	Ovintiv, Inc., 6.500%, 8/15/2034(c)	230,027
30,000	Ovintiv, Inc., 6.625%, 8/15/2037(c)	36,077
85,000	Ovintiv, Inc., 7.200%, 11/01/2031(c)	106,404
35,000	Ovintiv, Inc., 7.375%, 11/01/2031(c)	44,520
135,000	Range Resources Corp., 9.250%, 2/01/2026	146,680
38,000	Range Resources Corp., 5.000%, 3/15/2023	38,618
85,000	Range Resources Corp., 8.250%, 1/15/2029, 144A	90,950
270,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	279,909
171,000	SM Energy Co., 10.000%, 1/15/2025, 144A	192,219
200,000	Southwestern Energy Co., 6.450%, 1/23/2025	214,685
30,000	Southwestern Energy Co., 7.500%, 4/01/2026	31,741
20,000	Southwestern Energy Co., 7.750%, 10/01/2027	21,375
120,000	Vine Energy Holdings LLC, 6.750%, 4/15/2029, 144A	120,000
115,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	123,194

		7,850,897

	Industrial Other – 0.3%
125,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	130,312
65,000	Hillenbrand, Inc., 5.750%, 6/15/2025	69,388
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	135,850

		335,550

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Leisure – 2.3%
$ 65,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	$69,063
345,000	Carnival Corp., 5.750%, 3/01/2027, 144A	354,056
150,000	Carnival Corp., 7.625%, 3/01/2026, 144A	161,145
135,000	Carnival Corp., 9.875%, 8/01/2027, 144A	158,948
145,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 6.500%, 10/01/2028, 144A	155,875
110,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	108,487
220,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	221,650
335,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	338,350
70,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	71,313
95,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	87,560
400,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	402,000
175,000	Royal Caribbean Cruises Ltd., 11.500%, 6/01/2025, 144A	204,094
75,000	Six Flags Entertainment Corp., 4.875%, 7/31/2024, 144A	75,721
180,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	180,000
255,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	257,626

		2,845,888

	Lodging – 1.4%
605,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	611,050
10,000	Marriott Ownership Resorts, Inc., 6.125%, 9/15/2025, 144A	10,621
130,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	135,769
20,000	Travel & Leisure Co., 3.900%, 3/01/2023	20,621
620,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	642,667
15,000	Travel & Leisure Co., 6.000%, 4/01/2027	16,613
250,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	283,837

		1,721,178

	Media Entertainment – 4.2%
305,000	AMC Networks, Inc., 4.250%, 2/15/2029	296,612

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Media Entertainment – continued
$ 95,000	Clear Channel Outdoor Holdings, Inc., 7.750%, 4/15/2028, 144A	$93,955
81,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	84,264
255,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	183,600
180,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	93,600
145,000	Entercom Media Corp., 6.750%, 3/31/2029, 144A	150,575
265,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	262,681
260,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	261,950
1,166,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,250,669
160,000	Lamar Media Corp., 3.750%, 2/15/2028	159,800
175,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	175,019
189,000	Meredith Corp., 6.875%, 2/01/2026	194,372
745,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	857,897
5,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	5,913
45,000	Netflix, Inc., 5.875%, 11/15/2028	54,431
60,000	Netflix, Inc., 6.375%, 5/15/2029	74,400
105,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	110,053
190,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	199,737
180,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	195,041
120,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	115,500
35,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	37,013
170,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	182,929
45,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	47,925
100,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	106,793

		5,194,729

	Metals & Mining – 4.5%
405,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	417,559

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 210,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	$226,044
60,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	62,100
25,000	Carpenter Technology Corp., 6.375%, 7/15/2028	26,872
220,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	219,626
180,000	Cleveland-Cliffs, Inc., 4.875%, 3/01/2031, 144A	179,550
139,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	162,846
265,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	268,975
845,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	874,575
455,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	487,988
210,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	216,825
190,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	199,728
340,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	362,100
20,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	23,810
60,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	60,450
175,000	Hudbay Minerals, Inc., 4.500%, 4/01/2026, 144A	181,879
865,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	956,266
320,000	Novelis Corp., 4.750%, 1/30/2030, 144A	329,824
125,000	United States Steel Corp., 6.250%, 3/15/2026	126,302
75,000	United States Steel Corp., 6.875%, 8/15/2025	76,485
20,000	United States Steel Corp., 6.875%, 3/01/2029	20,450
40,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	40,997

		5,521,251

	Midstream – 4.2%
250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	269,430
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	77,160
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	53,425

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$ 115,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	$113,275
40,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	42,538
230,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	249,601
420,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	348,600
85,000	EQM Midstream Partners LP, 4.500%, 1/15/2029, 144A	82,829
145,000	EQM Midstream Partners LP, 4.750%, 1/15/2031, 144A	140,650
110,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	118,388
200,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	217,450
80,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	83,979
115,000	Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp., 5.375%, 4/01/2026, 144A	114,230
225,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	225,067
120,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	128,964
665,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	684,950
220,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	221,650
355,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	364,727
105,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	89,250
145,000	NuStar Logistics LP, 5.750%, 10/01/2025	155,225
130,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029, 144A	129,513
3,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 9/15/2024, 144A	3,045
5,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 1/15/2028, 144A	4,883
245,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	247,450
255,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	267,750
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	95,380
155,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031, 144A	157,054
200,000	Western Midstream Operating LP, 5.300%, 2/01/2030	217,176
110,000	Western Midstream Operating LP, 5.450%, 4/01/2044	112,805

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$ 105,000	Western Midstream Operating LP, 6.500%, 2/01/2050	$113,531

		5,129,975

	Non-Agency Commercial Mortgage-Backed Securities – 1.3%
99,717	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.606%, 11/15/2031, 144A(a)(h)(i)	70,271
224,363	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.606%, 11/15/2031, 144A(a)(h)(i)	142,205
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	842,929
45,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.406%, 8/10/2044, 144A(b)	37,783
100,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.284%, 10/15/2030, 144A(b)(c)	71,800
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.606%, 11/15/2027, 144A(a)(f)(g)(h)	91,363
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.506%, 11/15/2027, 144A(a)(f)(g)(h)	36,652
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.229%, 11/15/2059(b)(c)	50,073
100,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	69,008
130,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.849%, 3/15/2044, 144A(b)	70,036
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.362%, 12/15/2045(b)(c)	71,331
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.808%, 6/15/2045, 144A(b)(h)(i)	63,732

		1,617,183

	Oil Field Services – 0.6%
61,000	Nabors Industries, Inc., 9.000%, 2/01/2025, 144A	62,473
315,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	229,950
55,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	56,237
174,000	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	164,430
135,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	124,782
57,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	54,150

		692,022

	Packaging – 1.3%
570,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(j)	598,500
500,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	510,040

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Packaging – continued
$ 75,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	$79,781
80,000	Intelligent Packaging Ltd Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	82,600
290,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	290,000

		1,560,921

	Pharmaceuticals – 3.2%
725,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	728,770
430,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	427,945
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	207,588
260,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	210,600
70,000	Endo Luxembourg Finance Co. I.S.a.r.l/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	70,612
170,000	Jaguar Holding Co. II/PPD Development LP, 5.000%, 6/15/2028, 144A	177,055
107,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	113,490
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	350,252
40,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	38,250
1,845,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,620,002

		3,944,564

	Property & Casualty Insurance – 0.3%
80,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	85,600
212,820	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(k)	227,717
105,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	106,995

		420,312

	Refining – 0.5%
50,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	48,850
395,000	Parkland Corp., 5.875%, 7/15/2027, 144A	421,168
65,000	PBF Holding Co. LLC/PBF Finance Corp., 6.000%, 2/15/2028	48,019
80,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	81,676

		599,713

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	REITs - Hotels – 0.3%
$ 240,000	Service Properties Trust, 4.750%, 10/01/2026	$234,000
135,000	Service Properties Trust, 7.500%, 9/15/2025	153,417

		387,417

	REITs - Mortgage – 0.2%
45,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	44,325
215,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	215,000

		259,325

	REITs - Regional Malls – 0.1%
175,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.750%, 5/15/2026, 144A	180,163

	Restaurants – 0.7%
540,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	521,100
350,000	Yum! Brands, Inc., 3.625%, 3/15/2031	336,437

		857,537

	Retailers – 2.2%
75,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	76,718
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	85,739
400,000	Carvana Co., 5.500%, 4/15/2027, 144A	402,100
440,000	Carvana Co., 5.625%, 10/01/2025, 144A	451,678
220,000	Carvana Co., 5.875%, 10/01/2028, 144A	227,003
145,000	Crocs, Inc., 4.250%, 3/15/2029, 144A	141,378
35,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	34,781
50,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	49,950
140,000	L Brands, Inc., 5.250%, 2/01/2028	150,150
75,000	L Brands, Inc., 6.625%, 10/01/2030, 144A	85,635
105,000	L Brands, Inc., 6.750%, 7/01/2036	123,900
55,000	L Brands, Inc., 6.875%, 11/01/2035	65,548
90,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	93,415

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Retailers – continued
$ 115,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	$117,300
110,000	Nordstrom, Inc., 4.375%, 4/01/2030	112,611
250,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	255,678
250,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	270,612

		2,744,196

	Technology – 4.7%
110,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.250%, 1/31/2026, 144A	114,227
145,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	149,918
1,005,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	995,583
86,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	87,724
405,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	430,143
360,000	Endure Digital, Inc., 6.000%, 2/15/2029, 144A	351,864
465,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	470,789
80,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	80,800
95,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	99,454
60,000	NCR Corp., 5.000%, 10/01/2028, 144A	60,600
70,000	NCR Corp., 5.250%, 10/01/2030, 144A	70,884
50,000	NCR Corp., 8.125%, 4/15/2025, 144A	54,750
260,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	263,559
175,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	173,469
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	112,752
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	119,625
90,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028, 144A	91,514
255,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	257,295
65,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	70,935
260,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	310,050

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$ 90,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	$88,735
60,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.625%, 11/01/2026, 144A	62,250
540,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	575,127
210,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 9/01/2025, 144A	218,117
200,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	204,750
105,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	109,583
105,000	Xerox Holdings Corp., 5.500%, 8/15/2028, 144A	108,708

		5,733,205

	Transportation Services – 0.2%
185,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	192,779

	Wireless – 2.2%
440,000	Altice France S.A., 5.125%, 1/15/2029, 144A	445,500
445,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	472,812
505,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	537,916
820,000	T-Mobile USA, Inc., 2.250%, 2/15/2026	825,896
465,000	T-Mobile USA, Inc., 2.625%, 4/15/2026	473,742

		2,755,866

	Wirelines – 0.9%
200,000	Cablevision Lightpath LLC, 5.625%, 9/15/2028, 144A	202,940
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	142,551
25,000	Lumen Technologies, Inc., 5.125%, 12/15/2026, 144A	26,335
225,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	264,838
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	151,444
130,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/2025, 144A	140,497
130,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.500%, 2/15/2029, 144A	128,375

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Wirelines – continued
$ 100,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	$101,843

		1,158,823

	Total Non-Convertible Bonds (Identified Cost $93,785,757)	96,892,785

Convertible Bonds – 6.2%
	Airlines – 0.5%
80,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	87,904
310,000	Southwest Airlines Co., 1.250%, 5/01/2025(c)	532,231

		620,135

	Cable Satellite – 2.0%
235,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(q)	248,630
2,170,000	DISH Network Corp., 3.375%, 8/15/2026	2,086,021
145,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	167,765

		2,502,416

	Communications – 0.1%
175,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(q)	165,375

	Consumer Cyclical Services – 0.3%
110,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(q)	120,065
90,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.735%, 2/15/2026, 144A(l)	85,106
195,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(q)	204,872

		410,043

	Diversified Manufacturing – 0.1%
155,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	168,562

	Electric – 0.1%
60,000	Sunrun, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(q)	53,891

	Healthcare – 0.6%
105,000	Integra LifeSciences Holdings Corp., 0.500%, 8/15/2025	116,750
90,000	SmileDirectClub, Inc., Zero Coupon, 0.000%, 2/01/2026, 144A(q)	78,806

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Healthcare – continued
$ 520,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	$577,876

		773,432

	Industrial Other – 0.1%
45,000	Chegg, Inc., Zero Coupon, 0.000%, 9/01/2026, 144A(q)	48,375

	Lodging – 0.2%
150,000	Marriott Vacations Worldwide Corp., Zero Coupon, 0.000%, 1/15/2026, 144A(q)	177,656

	Oil Field Services – 0.1%
150,000	Oil States International, Inc., 1.500%, 2/15/2023	123,584

	Pharmaceuticals – 1.7%
145,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024	149,049
340,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	344,046
970,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	951,182
130,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	117,766
100,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027, 144A(q)	128,250
105,000	Halozyme Therapeutics, Inc., 0.250%, 3/01/2027, 144A	95,616
25,000	Livongo Health, Inc., 0.875%, 6/01/2025, 144A	42,390
160,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	215,100

		2,043,399

	Technology – 0.4%
15,000	Bentley Systems, Inc., 0.125%, 1/15/2026, 144A	15,503
150,000	LivePerson, Inc., Zero Coupon, 0.000%, 12/15/2026, 144A(q)	151,125
55,000	Lumentum Holdings, Inc., 0.500%, 12/15/2026	63,971
90,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	111,150
135,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(q)	168,831

		510,580

	Total Convertible Bonds (Identified Cost $7,690,199)	7,597,448

	Total Bonds and Notes (Identified Cost $101,475,956)	104,490,233

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – 0.6%
$ 250,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 3-month LIBOR + 2.250%, 2.463%, 4/27/2027, 144A(a)(c)	$246,267
255,000	Madison Park Funding XII Ltd., Series 2014-12A, Class E, 3-month LIBOR + 5.100%, 5.324%, 7/20/2026, 144A(a)	252,885
250,000	OZLM XXIII Ltd., Series 2019-23A, Class E, 3-month LIBOR + 6.800%, 7.041%, 4/15/2032, 144A(a)	247,917

	Total Collateralized Loan Obligations (Identified Cost $714,930)	747,069

Shares
Preferred Stocks – 1.7%
	Banking – 0.1%
95	Bank of America Corp., Series L, 7.250%(c)	132,810

	Electric – 0.1%
2,008	NextEra Energy, Inc., 5.279%(c)	99,456

	Food & Beverage – 1.2%
13,040	Bunge Ltd., 4.875%	1,501,966

	Healthcare – 0.3%
3,250	Boston Scientific Corp., Series A, 5.500%	348,595

	Total Preferred Stocks (Identified Cost $1,913,009)	2,082,827

Common Stocks – 0.6%
	Chemicals – 0.1%
12,177	Hexion Holdings Corp., Class B(m)	185,699

	Energy Equipment & Services – 0.0%
10,149	McDermott International Ltd.,(m)	8,119

	Media – 0.2%
41,970	Clear Channel Outdoor Holdings, Inc.(m)	75,546
9,786	iHeartMedia, Inc., Class A(m)	177,616

		253,162

	Oil, Gas & Consumable Fuels – 0.3%
3,650	Battalion Oil Corp.(m)	39,712
8,482	Whiting Petroleum Corp.(m)	300,687

		340,399

	Total Common Stocks (Identified Cost $1,883,171)	787,379

Other Investments – 0.1%
	Aircraft ABS – 0.1%
100	ECAF I Blocker Ltd.(f)(g)(h)(n) (Identified Cost $1,000,000)	107,580

Shares	Description	Value (†)
Warrants – 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(f)(g)(m)	$1,423
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(f)(g)(m)	677

	Total Warrants (Identified Cost $31,517)	2,100

Principal Amount
Short-Term Investments – 7.4%
$ 6,121,863	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $6,121,863 on 4/01/2021 collateralized by $5,831,300 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $6,244,366 including accrued interest(o)	6,121,863
2,925,000	U.S. Treasury Bills, 0.033%, 4/15/2021(p)	2,924,986

	Total Short-Term Investments (Identified Cost $9,046,825)	9,046,849

	Total Investments – 95.4% (Identified Cost $116,065,408)	117,264,037
	Other assets less liabilities – 4.6%	5,650,594

	Net Assets – 100.0%	$122,914,631

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 276,208	0.2%	$ 237,695	0.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2021 is disclosed.

(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2021 is disclosed.

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(d)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(f)	Level 3 security. Value has been determined using significant unobservable inputs.

(g)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $237,695 or 0.2% of net assets.

(h)	Illiquid security.

(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2021, the value of these securities amounted to $276,208 or 0.2% of net assets.

(j)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2021, interest payments were made in cash.

(k)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2021, interest payments were made in principal.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(m)	Non-income producing security.

(n)	Securities subject to restriction on resale. At March 31, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$107,580	0.1%

(o)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(q)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $69,472,258 or 56.5% of net assets.

ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2021, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 36 500, 5-Year	5.00%	6/20/2026	2.88%	$4,650,000	$413,865	$420,323	$6,458

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	(a)	$—
Non-Agency Commercial Mortgage-Backed Securities	—	1,489,168	128,015	(b)	1,617,183
All Other Non-Convertible Bonds*	—	95,275,602	—		95,275,602

Total Non-Convertible Bonds	—	96,764,770	128,015		96,892,785

Convertible Bonds*	—	7,597,448	—		7,597,448

Total Bonds and Notes	—	104,362,218	$128,015		104,490,233

Collateralized Loan Obligations	—	747,069	—		747,069
Preferred Stocks
Food & Beverage	—	1,501,966	—		1,501,966
All Other Preferred Stocks*	580,861	—	—		580,861

Total Preferred Stocks	580,861	1,501,966	—		2,082,827

Common Stocks
Chemicals	—	185,699	—		185,699
All Other Common Stocks*	601,680	—	—		601,680

Total Common Stocks	601,680	185,699	—		787,379

Other Investments*	—	—	107,580	(b)	107,580
Warrants	—	—	2,100	(b)	2,100
Short-Term Investments	—	9,046,849	—		9,046,849

Total Investments	1,182,541	115,843,801	237,695		117,264,037

Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	6,458	—		6,458

Total	$1,182,541	$115,850,259	$237,695		$117,270,495

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or March 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$10,875	$—	$(10,875)	$—	$—	$—	$—	$—	(a)	$(10,875)
Non-Agency Commercial Mortgage-Backed Securities	390,104		—	—	(262,089)	—	—	—	—	128,015		(262,089)
Loan Participations
ABS Other	161,345		6	(112,893)	132,892	9,535	(190,885)	—	—	—		—
Preferred Stocks
Energy	—	(a)	—	(752,373)	752,373	—	—	—	—	—		—
Other Investments
Aircraft ABS	125,600		—	—	(18,020)	—	—	—	—	107,580		(18,020)
Warrants	37,995		—	—	(28,497)	—	(7,398)	—	—	2,100		(29,847)

Total	$715,044		$10,881	$(865,266)	$565,784	$9,535	$(198,283)	$—	$—	$237,695		$(320,831)

(a)	Includes a security fair valued at zero using level 3 inputs.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including swap agreements. During the period ended March 31, 2021, the Fund used credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection seller, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended March 31, 2021, the Fund engaged in credit default swap transactions (as a protection seller) to hedge its credit exposure.

The following is a summary of derivative instruments for the Fund, as of March 31, 2021:

Assets	Swap agreements at value
Exchange-traded/cleared asset derivatives Credit contracts	$420,323

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 1,384,493	$1,384,493

Industry Summary at March 31, 2021 (Unaudited)

Independent Energy	6.4%
Cable Satellite	5.9
Healthcare	5.6
Technology	5.1
Pharmaceuticals	4.9
Metals & Mining	4.5
Consumer Cyclical Services	4.4
Aerospace & Defense	4.3
Media Entertainment	4.2
Midstream	4.2
Gaming	3.8
Finance Companies	3.0
Food & Beverage	3.0
Leisure	2.3
Wireless	2.2
Retailers	2.2
Automotive	2.0
Other Investments, less than 2% each	19.4
Short-Term Investments	7.4
Collateralized Loan Obligations	0.6

Total Investments	95.4
Other assets less liabilities (including swap agreements)	4.6

Net Assets	100.0%